Notes and Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes and Loans Payable

Note 8 – Notes and Loans Payable

Convertible Promissory Notes

In December 2020, the Company entered into a convertible promissory note (“ASOP Note I”) with Arena Special Opportunities Partners I, LP (“ASOP”). The principal balance of the note is $2,675,239 and it is to be utilized for working capital purposes. The note matures on January 31, 2022 and all principal, accrued and unpaid interest is due at maturity at a rate of 12% per annum. The conversion options contained in the convertible promissory note were evaluated for derivative accounting under ASC 815, Derivatives and Hedging, and determined not to be considered a derivative and therefore has been recorded in liabilities as part of the convertible promissory note and not bifurcated. In addition, the ASOP convertible promissory note was issued with 3,426,280 common stock warrants. The common stock purchase warrants entitle the holder to purchase an aggregate of up to 3,426,280 shares of the Company’s common stock at an exercise price of $0.45 per share. The common stock purchase warrants issued to ASOP are considered derivatives, but satisfied the criteria for classification as equity instruments, and were bifurcated from the host contract - convertible promissory note and recorded in equity at their relative fair values with a corresponding debt discount recorded to ASOP Note I. Aggregate amortization of the original issue discount for the nine months ended September 30, 2021 and 2020 was approximately $760,000 and $0, respectively. The principal balance outstanding at September 30, 2021 was $2,286,792.

In December 2020, the Company entered into a convertible promissory note (“ASOF Note I”) with Arena Special Opportunities Fund, LP (“ASOF”). The principal balance of the note is $102,539 and it is to be utilized for working capital purposes. The note matures on January 31, 2022 and all principal, accrued and unpaid interest is due at maturity at a rate of 12% per annum. The conversion options contained in the convertible promissory note were evaluated for derivative accounting under ASC 815, Derivatives and Hedging, and determined not to be considered a derivative and therefore has been recorded in liabilities as part of the convertible promissory note and not bifurcated. In addition, the ASOF convertible promissory note was issued with 131,325 common stock warrants. The common stock purchase warrants entitle the holder to purchase an aggregate of up to 131,325 shares of the Company’s common stock at an exercise price of $0.45 per share. The common stock purchase warrants issued to ASOF are considered derivatives, but satisfied the criteria for classification as equity instruments, and were bifurcated from the host contract - convertible promissory note and recorded in equity at their relative fair values with a corresponding debt discount recorded to ASOF Note I. Aggregate amortization of the original issue discount for the nine months ended September 30, 2021 and 2020 was approximately $31,000 and $0, respectively. The principal balance outstanding at September 30, 2021 was $87,773.

In May 2021, the Company entered into a convertible promissory note (“ASOP Note II”) with Arena Special Opportunities Partners I, LP. The principal balance of the note is $1,193,135 and it is to be utilized for working capital purposes. The note matures on January 31, 2022 and all principal, accrued and unpaid interest is due at maturity at a rate of 12% per annum. The conversion options contained in the convertible promissory note were evaluated for derivative accounting under ASC 815, Derivatives and Hedging, and determined not to be considered a derivative and therefore has been recorded in liabilities as part of the convertible promissory note and not bifurcated. In addition, the ASOP convertible promissory note was issued with 1,529,670 common stock warrants. The common stock purchase warrants entitle the holder to purchase an aggregate of up to 1,529,670 shares of the Company’s common stock at an exercise price of $0.45 per share. The common stock purchase warrants issued to ASOP are considered derivatives, but satisfied the criteria for classification as equity instruments, and were bifurcated from the host contract - convertible promissory note and recorded in equity at their relative fair values with a corresponding debt discount recorded to ASOP Note II. Aggregate amortization of the original issue discount for the nine months ended September 30, 2021 and 2020 was approximately $277,000 and $0, respectively. The principal balance outstanding at September 30, 2021 was $1,073,250.

In May 2021, the Company entered into a convertible promissory note (“ASOF Note II”) with Arena Special Opportunities Fund, LP. The principal balance of the note is $306,865 and it is to be utilized for working capital purposes. The note matures on January 31, 2022 and all principal, accrued and unpaid interest is due at maturity at a rate of 12% per annum. The conversion options contained in the convertible promissory note were evaluated for derivative accounting under ASC 815, Derivatives and Hedging, and determined not to be considered a derivative and therefore has been recorded in liabilities as part of the convertible promissory note and not bifurcated. In addition, the ASOP convertible promissory note was issued with 393,417 common stock warrants. The common stock purchase warrants entitle the holder to purchase an aggregate of up to 393,417 shares of the Company’s common stock at an exercise price of $0.45 per share. The common stock purchase warrants issued to ASOF are considered derivatives, but satisfied the criteria for classification as equity instruments, and were bifurcated from the host contract - convertible promissory note and recorded in equity at their relative fair values with a corresponding debt discount recorded to ASOF Note II. Aggregate amortization of the original issue discount for the nine months ended September 30, 2021 and 2020 was approximately $71,000 and $0, respectively. The principal balance outstanding at September 30, 2021 was $276,750.

PPP Loan

In 2020, the Company received a loan under the U.S. Small Business Administration’s Paycheck Protection Program established under the Coronavirus Aid Relief and Economic Security Act (“CARES act”) and related rules and regulations (the “PPP loan”) of $194,940.

Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of such loans after eight weeks, if the loan is used for eligible purposes, including to fund payroll costs, mortgage interest, rent and/or utility costs, and meet certain other requirements, including, the maintenance of employment and compensation levels. The Company plans to use the entire PPP Loan for qualifying expenses and expects to qualify for full or partial forgiveness under the program.

In May 2021, the Company received notice of forgiveness of the PPP loan in whole, including all accrued unpaid interest. In fiscal year 2021, the Company recorded the forgiveness of $194,940 of principal and $1,949 of accrued interest for a total of $196,889, which was included in gain on extinguishment of debt on the Consolidated Statements of Operations.

TWS Note

On August 12, 2021, pursuant to an Equipment Acquisition Agreement, the Company entered into a twelve-month promissory note of $1,250,000 with payments of $100,000 per month and interest at 6% (See Note 4). As of September 30, 2021, the total amount outstanding was $1,050,000.

Related Party Loan

In 2020, the Company entered into a loan payable to a director of the Company with a principal balance of $224,000. The loan bore interest at 12% per annum and was due in December 2020. The Company subsequently paid the loan in full in February 2021.

NOTE 8 – Notes and Loans Payable

Notes and loans payable consist of:

	December 31, 2020	December 31, 2019

Loan payable to Pasquale Ferro, interest at 12% per annum, due December 2020.	$224,000	$30,000

Note payable to brother of Marco Alfonsi, Chief Executive Officer of the Company, interest at 10% per annum, due August 22, 2016.	-	5,000

Note payable to Arena Special Opportunities Partners I, LP, due September 10, 2021.	2,675,239	-

Note payable to Arena Special Opportunities Fund, LP, due September 10, 2021.	102,539	-

Note payable to U.S. Small Business Administration (PPP), interest at 1% per annum. The note matures in January 2023. Payments are deferred for ten months after the end of the covered period. The Note has been submitted to the SBA for forgiveness within the bank guidelines.	194,940	-

Total Notes and Loan Payable	3,196,718	35,000
Less: Unamortized Finance Cost	(1,174,247)	-
Less: Current Portion	(1,827,531)	(35,000)
Long-term Portion	$194,940	$-